Fair Value of Financial Instruments (Fair Value of Liabilities Measured on a Recurring Basis) (Details)	1 Months Ended
Mar. 31, 2016 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning balance	$ 0
Aggregate amount of derivative instruments issued	1,097,635
Change in fair value of derivative liabilities	(477,032)
Reclassification into Equity	(620,603)
Ending balance	$ 0